Other non-current liabilities (Details) - GBP (£) £ in Millions	Mar. 31, 2024	Mar. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Deferred income	£ 11	£ 84
Customer contributions	411	421
Other payables	458	416
Other non-current liabilities	£ 880	£ 921